Submission		12 Months Ended
	Jun. 25, 2026	Jan. 31, 2026
Submission [Line Items]
Central Index Key	0001327811
Registrant Name		WORKDAY, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES